May 1, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:   Document Control - EDGAR

RE:    American Enterprise Variable Life Account
       (American Express Signature Variable Universal Life)
       File No. 333-84121/811-09515

Dear Commissioners:

Registrant certifies that the form of prospectus that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,



/s/ Mary Ellyn Minenko
-----------------------
    Mary Ellyn Minenko
    Counsel